Financial instruments classification	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial Instruments Classification
29.	Financial instruments classification
The financial assets and liabilities of the consolidated statement of financial position as of December 31, 2021 and 2020, are presented below.

	As of December 31, 2021
	At fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets
Cash and due from banks	—	—	—	17,104,465	17,104,465
Inter-bank funds	—	—	—	30,002	30,002
Financial investments	2,706,271	17,921,275	623,718	3,296,030	24,547,294
Loans, net	—	—	—	43,005,583	43,005,583
Due from customers on acceptances	—	—	—	152,423	152,423
Other accounts receivable and other assets, net	793,361	—	—	629,472	1,422,833

	3,499,632	17,921,275	623,718	64,217,975	86,262,600

Financial liabilities
Deposits and obligations	—	—	—	48,897,944	48,897,944
Due to banks and correspondents	—	—	—	8,522,849	8,522,849
Bonds, notes and other obligations	—	—	—	8,389,672	8,389,672
Due from customers on acceptances	—	—	—	152,423	152,423
Insurance contract liabilities	—	—	—	11,958,058	11,958,058
Other accounts payable, provisions and other liabilities	413,797	—	—	1,865,080	2,278,877

	413,797	—	—	79,786,026	80,199,823

	As of December 31, 2020
	At fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	—	—	—	18,765,482	18,765,482
Inter-bank funds	—	—	—	18,105	18,105
Financial investments	2,042,777	18,153,492	1,373,548	2,707,298	24,277,115
Loans, net	—	—	—	40,519,423	40,519,423
Due from customers on acceptances	—	—	—	16,320	16,320
Other accounts receivable and other assets, net	395,249	—	—	658,140	1,053,389

	2,438,026	18,153,492	1,373,548	62,684,768	84,649,834

Financial liabilities
Deposits and obligations	—	—	—	47,149,275	47,149,275
Inter-bank funds	—	—	—	28,971	28,971
Due to banks and correspondents	—	—	—	9,660,877	9,660,877
Bonds, notes and other obligations	—	—	—	7,778,751	7,778,751
Due from customers on acceptances	—	—	—	16,320	16,320
Insurance contract liabilities	—	—	—	12,501,723	12,501,723
Other accounts payable, provisions and other liabilities	271,326	—	—	1,732,461	2,003,787

	271,326	—	—	78,868,378	79,139,704